Goodwill And Intangible Assets	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Goodwill And Intangible Assets

2.    GOODWILL AND INTANGIBLE ASSETS

The changes in the carrying amount of goodwill for the three months ended March 31, 2013 are as follows (in thousands):

	Full service center- based care	Back-up dependent care	Other educational advisory services	Total
Beginning balance at December 31, 2012	$813,357	$159,215	$20,825	$993,397
Tax benefit from the exercise of continuation options	(333)	(69)	(9)	(411)
Effect of foreign currency translation	(4,314)	(893)	-	(5,207)

Balance at March 31, 2013	$808,710	$158,253	$20,816	$987,779

The Company also has intangible assets, which consist of the following at March 31, 2013 and December 31, 2012 (in thousands):

	Weighted average amortization period	Cost	Accumulated amortization	Net carrying amount
March 31, 2013:
Definite-lived intangibles:
Contractual rights and customer relationships	14.9 years	$369,555	$(130,337)	$239,218
Trade names	9.1 years	2,994	(893)	2,101
Non-compete agreements	5 years	54	(36)	18

		$372,603	$(131,266)	$241,337

Indefinite-lived intangibles:
Trade names	N/A	183,290	-	183,290

		$555,893	$(131,266)	$424,627

	Weighted average amortization period	Cost	Accumulated amortization	Net carrying amount
December 31, 2012:
Definite-lived intangibles:
Contractual rights and customer relationships	14.9 years	$370,527	$(124,048)	$246,479
Trade names	9.1 years	3,147	(883)	2,264
Non-compete agreements	5 years	54	(33)	21

		$373,728	$(124,964)	$248,764

Indefinite-lived intangibles:
Trade names	N/A	183,816	-	183,816

		$557,544	$(124,964)	$432,580

5.    GOODWILL AND INTANGIBLE ASSETS

The changes in the carrying amount of goodwill are as follows (in thousands):

	Years ended December 31,
	2011	2012
Beginning balance	$887,895	$947,371
Goodwill additions during the period	62,917	45,723
Adjustments to prior year acquisitions	250	(22)
Tax benefit from the exercise of continuation options	(71)	(2,506)
Effect of foreign currency translation	(3,620)	2,831

Ending balance	$947,371	$993,397

Goodwill associated with full service center-based care, back-up dependent care and other educational advisory services amounted to $813.4 million, $159.2 million, and $20.8 million, respectively, at December 31, 2012. Substantially all activity associated with goodwill in 2011 and 2012 related to full service center-based care.

The following tables reflect intangible assets that are subject to amortization (in thousands):

	Weighted average amortization period	Cost	Accumulated amortization	Net carrying amount
December 31, 2011:
Contractual rights and customer relationships	15.0 years	$365,194	$(97,232)	$267,962
Trade names	8.9 years	1,798	(516)	1,282
Non-compete agreements	5 years	54	(29)	25
Other	2.9 years	4,200	(4,200)	-

		$371,246	$(101,977)	$269,269

	Weighted average amortization period	Cost	Accumulated amortization	Net carrying amount
December 31, 2012:
Contractual rights and customer relationships	14.9 years	$370,527	$(124,048)	$246,479
Trade names	9.1 years	3,147	(883)	2,264
Non-compete agreements	5 years	54	(33)	21

		$373,728	$(124,964)	$248,764

The Company also has trade names with net carrying values of $183.8 million at December 31, 2011 and 2012, which were determined to have indefinite useful lives and are not subject to amortization. On an annual basis, these trade names are subject to an evaluation of the remaining useful life to determine whether events and circumstances continue to support an indefinite useful life, as well as testing for impairment.

The Company recorded amortization expense of $27.6 million, $27.4 million and $26.9 million in the years ended December 31, 2010, 2011, and 2012, respectively.

The Company estimates that it will record amortization expense related to intangible assets existing as of December 31, 2012 as follows over the next five years (in millions):

Estimated amortization expense
2013	$26.5
2014	$24.0
2015	$22.5
2016	$22.1
2017	$21.6